UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22715
Guggenheim Credit Allocation Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: June 26, 2013 – February 28, 2014

Item 1.  Schedule of Investments.
Attached hereto.

GGM Guggenheim Credit Allocation Fund
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional
Amount	Description	Rating*	Coupon	Maturity	Call Provisions**	Value
	Total Long-Term Investments - 141.2%
	Corporate Bonds - 71.2%
	Advertising - 2.1%
$3,200,000	Sitel, LLC / Sitel Finance Corp.(a)	B	11.000%	08/01/2017	08/01/14 @ 106	$ 3,436,000

	Agriculture - 1.2%
1,881,000	Vector Group Ltd.	B+	7.750%	02/15/2021	02/15/16 @ 106	2,007,968

	Auto Manufacturers - 0.3%
500,000	Nissan Motor Acceptance Corp.(a)	BBB+	2.350%	03/04/2019	N/A	500,900

	Building Materials - 0.2%
275,000	CPG Merger Sub, LLC(a)	CCC+	8.000%	10/01/2021	10/01/16 @ 106	295,625

	Chemicals - 2.1%
150,000	INEOS Group Holdings SA (Luxembourg)(a)	B-	5.875%	02/15/2019	02/15/16 @ 103	154,500
3,000,000	TPC Group, Inc.(a)	B	8.750%	12/15/2020	12/15/16 @ 104	3,240,000
						3,394,500

	Commercial Services - 2.0%
3,000,000	Laureate Education, Inc.(a)	CCC+	9.250%	09/01/2019	09/01/15 @ 107	3,210,000

	Diversified Financial Services - 8.1%
2,000,000	Credit Acceptance Corp.(a)	BB	6.125%	02/15/2021	02/15/17 @ 103	2,075,000
2,000,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.(a)	BBB-	6.000%	08/01/2020	02/01/17 @ 105	2,110,000
1,300,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.(a)	BBB-	5.875%	02/01/2022	08/01/17 @ 104	1,326,000
1,000,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.(a) (b)	B+	7.375%	04/01/2020	04/01/16 @ 106	1,057,500
1,500,000	Majid Al Futtaim Holding	BB+	7.125%	12/31/2049	N/A	1,590,780
300,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	6.500%	08/01/2018	08/01/15 @ 103	302,250
1,700,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	6.500%	07/01/2021	01/01/17 @ 103	1,610,750
2,000,000	Oxford Finance, LLC / Oxford Finance Co-Issuer, Inc.(a)	B	7.250%	01/15/2018	01/15/15 @ 104	2,117,500
479,000	Schahin II Finance Co. SPV Ltd. (Cayman Islands)(a)	BBB-	5.875%	09/25/2022	N/A	468,222
700,000	Ultra Resources, Inc.(i)	BBB	4.660%	10/12/2022	N/A	636,160
						13,294,162

	Engineering & Construction - 0.8%
900,000	Odebrecht Offshore Drilling Finance Ltd. (Cayman Islands)(a)	BBB	6.625%	10/01/2022	10/01/21 @ 100	922,500
477,880	Princess Juliana International Airport Operating Co. NV (Saint Maarten)(a)	Baa2	5.500%	12/20/2027	N/A	468,896
						1,391,396

	Entertainment - 1.0%
1,000,000	Gibson Brands, Inc.(a) (b)	B-	8.875%	08/01/2018	02/01/16 @ 107	1,065,000
500,000	Greektown Holdings, LLC / Greektown Mothership Corp.(a)	B-	8.875%	03/15/2019	03/15/16 @ 107	515,000
						1,580,000

	Food - 2.2%
500,000	Diamond Foods, Inc.(a)	CCC+	7.000%	03/15/2019	03/15/16 @ 104	515,625
2,900,000	KeHE Distributors, LLC / KeHE Finance Corp.(a)	B	7.625%	08/15/2021	08/15/17 @ 104	3,074,000
						3,589,625

	Forest Products & Paper - 0.9%
1,401,000	Unifrax I, LLC / Unifrax Holding Co.(a) (b)	B-	7.500%	02/15/2019	02/15/15 @ 104	1,492,065

	Gas - 2.3%
1,100,000	LBC Tank Terminals Holding Netherlands BV (Netherlands)(a)	B	6.875%	05/15/2023	05/15/18 @ 103	1,163,250
2,500,000	NGL Energy Partners, LP / NGL Energy Finance Corp.(a)	BB-	6.875%	10/15/2021	10/15/16 @ 105	2,606,250
						3,769,500

	Health Care Services - 0.2%
250,000	CHS / Community Health Systems(a)	B-	6.875%	02/01/2022	02/01/18 @ 103	265,937

	Holding Companies-Diversified - 4.1%
3,000,000	Harbinger Group, Inc.	B	7.875%	07/15/2019	01/15/16 @ 106	3,255,000
3,400,000	Opal Acquisition, Inc.(a)	CCC+	8.875%	12/15/2021	12/15/16 @ 107	3,400,000
						6,655,000

	Household Products & Housewares - 1.9%
3,000,000	Central Garden and Pet Co.	CCC+	8.250%	03/01/2018	03/01/15 @ 102	3,060,000

	Leisure Time - 2.3%
1,550,000	Sabre, Inc.(a)	B	8.500%	05/15/2019	05/15/15 @ 106	1,726,313
1,500,000	Travelport, LLC	D	11.875%	09/01/2016	09/01/14 @ 100	1,541,250
503,125	Travelport, LLC / Travelport Holdings, Inc.(a) (c)	CCC-	6.364%	03/01/2016	08/23/14 @ 100	509,414
						3,776,977

	Media - 0.5%
730,000	Expo Event Transco, Inc.(a) (b)	B-	9.000%	06/15/2021	06/15/16 @ 105	744,600

	Mining - 0.8%
500,000	KGHM International Ltd. (Canada)(a) (b)	BB-	7.750%	06/15/2019	06/15/15 @ 104	528,750
315,885	Mirabela Nickel Ltd. (Australia)(a) (d) (i)	NR	3.500%	03/28/2014	N/A	315,885
2,000,000	Mirabela Nickel Ltd. (Australia)(a) (b) (e) (i)	D	8.750%	04/15/2018	04/15/15 @ 104	460,000
						1,304,635

	Oil & Gas - 16.2%
1,526,000	Atlas Energy Holdings Operating Co., LLC / Atlas Resource Finance Corp.(b)	B-	7.750%	01/15/2021	01/15/17 @ 104	1,541,260
2,000,000	Atlas Energy Holdings Operating Co., LLC / Atlas Resource Finance Corp.(a)	B-	9.250%	08/15/2021	08/15/17 @ 105	2,135,000
3,000,000	Bill Barrett Corp.	B	7.000%	10/15/2022	10/15/17 @ 104	3,142,500
3,000,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.	B-	7.875%	04/15/2022	01/15/17 @ 104	3,270,000
3,000,000	Endeavor Energy Resources, LP / EER Finance, Inc.(a)	B+	7.000%	08/15/2021	08/15/16 @ 105	3,165,000
3,000,000	Legacy Reserves, LP / Legacy Reserves Finance Corp.	B-	8.000%	12/01/2020	12/01/16 @ 104	3,180,000
3,000,000	Memorial Production Partners, LP / Memorial Production Finance Corp.(a)	B-	7.625%	05/01/2021	05/01/17 @ 104	3,165,000
1,400,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC(b)	B-	10.750%	10/01/2020	10/01/16 @ 105	1,536,500
2,000,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC	B-	9.250%	06/01/2021	06/01/16 @ 107	2,115,000
3,000,000	SandRidge Energy, Inc.	B-	8.750%	01/15/2020	01/15/15 @ 104	3,247,500
						26,497,760

	Oil & Gas Services - 0.1%
200,000	IronGate Energy Services, LLC(a) (b)	NR	11.000%	07/01/2018	07/01/16 @ 105	199,000

	Other Industrials - 1.2%
EUR 1,300,000	Deutsche Raststatten (Denmark)	B	6.750%	12/30/2020	N/A	1,946,546

	Packaging & Containers - 1.3%
$2,020,000	Pretium Packaging, LLC / Pretium Finance, Inc.(b)	B-	11.500%	04/01/2016	04/01/15 @ 100	2,141,200

	Pipelines - 3.5%
2,000,000	Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.	B+	5.875%	08/01/2023	02/01/18 @ 103	1,965,000
3,000,000	Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.	B	8.375%	06/01/2019	06/01/15 @ 104	3,255,000
500,000	Gibson Energy, Inc. (Canada)(a)	BB	6.750%	07/15/2021	07/15/16 @ 105	537,500
						5,757,500

	Property & Casualty - 0.4%
650,000	Prosight Global, Inc.(i)	NR	7.500%	11/20/2020	N/A	638,690

	Retail - 4.0%
500,000	Checkers & Rally's Restaurants, Inc.(a) (i)	NR	11.625%	11/01/2016	05/01/15 @ 103	515,000
2,400,000	Checkers Drive-In Restaurants, Inc.(a)	B-	11.000%	12/01/2017	06/01/15 @ 108	2,694,000
3,000,000	GRD Holdings III Corp.(a)	B	10.750%	06/01/2019	06/01/15 @ 108	3,307,500
						6,516,500

	Semiconductors - 0.3%
500,000	Advanced Micro Devices, Inc.(a)	B	6.750%	03/01/2019	N/A	502,500

	Software - 6.0%
3,200,000	Aspect Software, Inc.	CCC+	10.625%	05/15/2017	05/15/15 @ 103	3,368,000
3,000,000	Eagle Midco, Inc.(a)	CCC+	9.000%	06/15/2018	12/15/14 @ 102	3,150,000
3,000,000	First Data Corp.(a) (d)	B-	8.750%	01/15/2022	01/15/16 @ 104	3,281,250
						9,799,250

	Telecommunications - 3.3%
3,000,000	Alcatel-Lucent USA, Inc.(a)	CCC+	8.875%	01/01/2020	07/01/16 @ 104	3,405,000
1,550,000	Avaya, Inc.(a)	B	7.000%	04/01/2019	04/01/15 @ 104	1,538,375
350,000	Level 3 Financing, Inc.(a)	CCC+	6.125%	01/15/2021	11/15/16 @ 103	370,125
						5,313,500

	Transportation - 1.9%
3,000,000	CEVA Group PLC (United Kingdom)(a)	CCC+	8.375%	12/01/2017	12/01/14 @ 104	3,135,000

	Total Corporate Bonds - 71.2%
	(Cost $113,372,223)					116,216,336

	Asset Backed Securities - 6.5%
	Collateralized Debt Obligations - 1.8%
1,096,806	RAIT CRE CDO Ltd., Series 2006-1X, Class A1B(c)	BB-	0.487%	11/20/2046	N/A	924,279
2,256,307	SRERS Funding Ltd., Series 2011-RS, Class A1B1 (Cayman Islands)(a) (b) (c)	Baa3	0.407%	05/09/2046	N/A	2,056,849
						2,981,128

	Collateralized Loan Obligations - 2.6%
500,000	Cerberus Onshore II CLO, LLC, Series 2013-1A, Class D(a) (c)	Baa2	4.247%	10/15/2023	N/A	477,150
1,000,000	COA Summit CLO Ltd., Series 2014-1A, Class C(Cayman Islands)(a) (c)	Baa3	4.086%	04/20/2023	N/A	996,600
750,000	KKR Financial CLO Ltd., Series 2007-1X, Class A(b) (c)	BBB+	5.250%	05/15/2021	N/A	750,000
1,500,000	Newstar Commercial Loan Funding LLC, Series 2013-1A, Class E(a) (b) (c)	BBB-	5.701%	09/20/2023	N/A	1,495,950
500,000	Salus CLO Ltd., Series 2012-1AN, Class DN(Cayman Islands)(a) (b) (c)	NR	6.991%	03/05/2021	N/A	500,000
						4,219,700

	Other ABS - 2.1%
1,468,750	Emerald Aviation Finance Ltd., Series 2013-1, Class B(Cayman Islands)(a) (f)	BBB	6.350%	10/15/2038	N/A	1,496,363
2,000,000	Structured Asset Securities Corp., Series 2006-BC6, Class A4(c)	CCC	0.326%	01/25/2037	09/25/24 @ 100	1,566,284
389,860	Turbine Engines Securitization Ltd., Series 2013-1A, Class B(Bermuda)(a)	BBB	6.375%	12/13/2048	N/A	385,572
						3,448,219

	Total Asset Backed Securities - 6.5%
	(Cost $10,522,846)					10,649,047

Principal					Optional
Amount	Description	Rating*	Coupon	Maturity	Call Provisions**	Value
	Term Loans - 62.9%(g)
	Aerospace & Defense - 7.4%
3,000,000	Aercap Industries(h)	BB	0.000%	02/23/2015	N/A	3,000,000
4,000,000	Doncasters Group Limited, 2nd Lien(b)	CCC+	9.500%	10/09/2020	N/A	4,060,000
1,966,667	Nana Development, 1st Lien(b)	B+	8.000%	03/15/2018	N/A	1,956,833
3,000,000	Total Safety U.S., Inc., 2nd Lien(b)	CCC	9.250%	09/13/2020	N/A	3,030,000
						12,046,833

	Banking - 1.9%
3,000,000	Ranpak, 2nd Lien(b)	B-	8.500%	04/23/2020	N/A	3,067,500

	Building Materials - 2.2%
EUR 1,320,423	Ursa Insulation B.V.(b) (i)	B	5.233%	04/26/2021	N/A	1,822,655
EUR 1,250,000	Ursa Insulation B.V., Lien 1(b) (i)	B	7.750%	04/26/2020	N/A	1,725,447
						3,548,102

	Chemicals - 1.6%
2,578,769	Royal Adhesives and Sealants(b)	B	5.500%	07/31/2018	N/A	2,614,227

	Consumer Products - 0.7%
587,167	Targus Group International, Inc., 1st Lien(b) (i)	B	12.000%	05/24/2016	N/A	488,817
619,684	Totes Isotoner Corp.(b)	B	7.250%	07/07/2017	N/A	620,849
						1,109,666

	Consumer Services - 0.1%
125,000	Patheon, Inc., 1st Lien	B	4.250%	01/22/2021	N/A	124,610

	Diversified Manufacturing - 1.6%
2,587,000	Minimax Viking, Lien 1(b)	B	4.500%	08/14/2020	N/A	2,604,255

	Electric - 1.8%
2,925,000	Astoria Generating Co. Acquisitions(b)	B+	8.500%	10/26/2017	N/A	3,012,750

	Energy-Alternate Sources - 1.9%
3,000,000	Panda Temple II Power, 1st Lien(b)	B	7.250%	04/03/2019	N/A	3,063,750

	Entertainment - 2.4%
900,000	Intrawest Holdings(i)	B+	0.500%	12/10/2018	N/A	865,088
3,000,000	Steinway Musical Instruments, 2nd Lien(b)	B-	9.250%	09/18/2020	N/A	3,090,000
						3,955,088

	Environmental Control - 0.2%
370,000	Paradigm, Ltd., 2nd Lien(b) (i)	CCC+	10.500%	07/30/2020	N/A	371,387

	Food & Beverage - 8.0%
2,402,000	Advance Pierre Foods, Inc., Lien 2(b)	CCC+	9.500%	10/10/2017	N/A	2,317,930
1,791,000	Arctic Glacier Holdings Inc., 1st Lien(b)	B-	5.000%	05/10/2019	N/A	1,793,239
4,000,000	CTI Foods Holding Co. LLC, 2nd Lien(b)	CCC+	8.250%	06/28/2021	N/A	4,020,000
1,097,250	DS Waters of America, 1st Lien(b)	BB-	5.250%	08/30/2020	N/A	1,113,709
4,000,000	Reddy ICE Holdings, Inc., 2nd Lien(b)	CCC+	10.750%	10/01/2019	N/A	3,880,000
						13,124,878

	Insurance - 0.7%
1,093,125	Cetera Financial Group, 1st Lien(b)	B+	6.500%	08/07/2019	N/A	1,106,789

	Iron & Steel - 2.5%
4,000,000	Oxbow Carbon, 2nd Lien(b)	BB-	8.000%	01/19/2020	N/A	4,110,000

	Media - 3.1%
2,200,000	Anaren, Inc., Lien 2	CCC+	9.250%	08/18/2021	N/A	2,211,000
398,000	Hemisphere Media Group Inc., 1st Lien(b)	B	6.250%	07/30/2020	N/A	398,995
39,158	Max Broadcast Group(b) (i) (j)	B-	6.250%	03/31/2015	N/A	34,459
95,135	Max Broadcast Group LLC(b) (i) (j)	B-	6.250%	03/31/2015	N/A	83,719
1,700,000	Scout24 AG, 1st Lien	B	4.250%	02/05/2021	N/A	2,369,347
						5,097,520

	Oil Field Services - 2.0%
2,977,500	Rice Energy, 2nd Lien(b)	CCC+	8.500%	10/25/2018	N/A	3,029,606
198,465	Varel International Energy(b)	B	9.250%	07/17/2017	N/A	200,450
						3,230,056

	Other Finance - 0.2%
350,000	Grosvenor Capital Management(b)	BB+	3.750%	01/04/2021	N/A	348,908

	Other Industrials - 5.6%
1,452,055	Alliedbarton Security(b)	CCC+	8.000%	08/13/2021	N/A	1,459,315
450,000	Brickman Group Holdings, 2nd Lien(b)	CCC+	7.500%	12/17/2021	N/A	458,550
1,000,000	Camp Systems International, Lien 2(b)	CCC	8.250%	11/29/2019	N/A	1,018,750
2,475,000	Flakt Woods, 2nd Lien	B	4.750%	04/01/2017	N/A	3,313,893
350,000	Inmar, Inc., Lien 1(b)	B	4.250%	01/27/2021	N/A	348,425
2,350,000	Mitchell International, Inc., 2nd Lien(b)	CCC	8.500%	10/11/2021	N/A	2,395,050
150,000	Omnitracs, Inc., 2nd Lien	CCC+	8.750%	05/25/2021	N/A	151,500
						9,145,483

	Retail - 1.7%
2,887,500	Eddie Bauer Licensing Senior Secured Notes(b) (i)	B-	9.500%	06/28/2018	N/A	2,815,312

	Technology - 8.9%
1,950,000	Aspect Software, Inc.(b)	B	7.000%	05/07/2016	N/A	1,968,681
1,678,554	EIG Investors Corp., 1st Lien(b)	B	5.000%	11/09/2019	N/A	1,689,045
2,000,000	Greenway Medical Technology, 1st Lien(b)	B+	6.000%	11/04/2020	N/A	2,005,000
2,200,000	Greenway Medical Technology, 2nd Lien(b)	CCC+	9.250%	11/04/2021	N/A	2,233,000
3,980,000	Landesk Group, Inc., 1st Lien(b)	B	5.000%	02/25/2020	N/A	3,992,458
700,000	Lantiq Deutschland GMBH, 1st Lien(b) (i)	B-	11.000%	11/16/2015	N/A	675,500
1,900,000	P2 Energy Solutions, 1st Lien(b)	B+	5.000%	10/30/2020	N/A	1,916,625
						14,480,309

	Transportation - 4.8%
1,000,000	Rise Ltd.	A+	4.750%	02/12/2039	N/A	1,007,500
500,000	Rise Ltd.	BBB+	6.500%	02/12/2039	N/A	503,750
2,224,686	Travelport Holdings, 2nd Lien, Tranche 1(b)	CCC+	9.500%	01/31/2016	N/A	2,305,331
3,980,000	US Shipping Corp., Lien 1(b)	B	9.000%	04/30/2018	N/A	4,079,500
						7,896,081

	Wireless - 3.6%
1,591,960	Alcatel Lucent, Lien 1(b)	B+	4.500%	01/30/2019	N/A	1,605,300
2,990,298	Expert Global Solutions, Lien 1(b)	B-	8.500%	04/03/2018	N/A	2,970,353
1,142,646	Gogo LLC, 1st Lien(b) (i)	CCC+	11.250%	06/21/2017	N/A	1,234,057
						5,809,710

	Total Term Loans - 62.9%
	(Cost $102,068,482)					102,683,214

	Preferred Stock - 0.6%
	Insurance - 0.6%
40,000	Kemper Corp.	BB	7.375%	02/27/2054	02/27/19 @ 25	1,005,000
	(Cost $999,960)

	Total Long-Term Investments - 141.2%
	(Cost $226,963,511)					230,553,597

	Total Investments - 141.2%
	(Cost $226,963,511)					230,553,597
	Liabilities in excess of Other Assets - (6.5%)					(10,628,986)
	Reverse Repurchase Agreements - (34.7%)					(56,643,233)
	Net Assets - 100.0%					$ 163,281,378

AG - Stock Corporation
BV - Limited Liability Company
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
EUR - Euro
GmbH - Limited Liability
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014 these securities amounted to $78,273,466, which represents 47.9% of net assets.

(b)
All or a portion of these securities have been physically segregated in connection with reverse repurchase agreements and unfunded loan commitments.  As of February 28, 2014, the total amount segregated was $103,813,702.

(c)	Floating or variable rate coupon. The rate shown is as of February 28, 2014.
(d)	Paid-in-kind toggle note. The issuer in each interest period has the option to pay interest in cash or to issue payment-in-kind shares of the note.
(e)	Non-income producing as security is in default.
(f)	Security is a "Step coupon" bond where the coupon increases or decreases at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.
(g)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(h)	Zero coupon bond.
(i)	Illiquid security.
(j)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $118,178 which represents 0.1% of net assets.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Expiration Date	Principal Amount	Unrealized Appreciation
American Stock Transfer	06/11/2018	$400,000	$5,527
AlliedBarton Security Services	08/12/2021	547,945	24
National Financial Partners	07/01/2018	1,500,000	-
			$5,551

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 226,963,511	$ 5,359,216	$ (1,769,130)	$ 3,590,086

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. The Fund values debt securities (including corporate bonds, asset- backed securities, collateralized mortgage obligations and term loans) at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. The Fund’s securities that are traded primarily in foreign markets may be traded in such markets on days that the NYSE is closed. As a result, the net asset value of the Fund may be significantly affected on days when holders of common shares have no ability to trade the common shares on the NYSE. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees (“Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged valuations, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

For fixed income securities, fair valuations may include input from Guggenheim Partners Investment Management, LLC (“GPIM”) utilizing a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity, rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. GPIM also uses third party service providers to model certain securities using cash flow models to represent a fair market value.

There are three different categories for valuation. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuations).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. In addition, the Fund values certain Level 2 fixed income securities using broker quotes. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities in the Fund are determined in accordance with the Fund’s valuation procedures described above.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund’s investments by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$116,216	$-	$116,216
Asset Backed Securities	-	10,649	-	10,649
Term Loans	-	102,565	118	102,683
Preferred Stock	-	1,005	-	1,005
Unfunded Commitments	$-	$6	$-	$6
Total Assets	$-	$230,441	$118	$230,559

The transfers in and out of the Fund as of the report date when compared to the valuation levels at the Fund's inception are as follows:

(000)s
Transfers from Level 2 to Level 3:	$ 118

Two term loans, Max Broadcast Group in the amount of $34,459 and $83,719, transferred from Level 2 to Level 3 due to liquidity issues of the company and the lack of a third-party price.

The following table presents the activity of the Fund's investments measured at fair value using significant observable inputs (Level 3 valuations) for the period ended February 28, 2014.

Level 3 Holdings (Values in $000's)
Beginning Balance at 6/26/13
Term Loans	$-
Total Realized Gain/Loss
Term Loans	-
Change in Unrealized Gain/Loss
Term Loans	-
Purchases	-
Sales
Term Loans	-
Transfers In	118
Transfers Out	-
Ending Balance 2/28/14
Term Loans	118
Total Level 3 holdings	$118

The following table summarizes valuation techniques and inputs used in determining the fair value of Guggenheim Credit Allocation Fund holdings categorized as Level 3 at February 28, 2014:

Investments, at Value	Value as of February 28, 2014	Valuation Technique	Unobservable Inputs
Term Loan	$118,178	Priced at Purchase Price	Purcahse Price of $88.00

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Purchase Price	Increase	Decrease

Item 2.          Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.          Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Credit Allocation Fund

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      April 28, 2014

By:         /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:      April 28, 2014